Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,929,608.18
Total Fee Amount	23,744.88
Total Offset Amount	16,529.81
Net Fee	$ 7,215.07
Offering Table N/A
Offset Table N/A